Taxation - Summary of Tax Charge in Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax
Current year	€ (2,647)	€ (2,398)	€ (2,026)
Over/(under) provided in prior years	(10)	(21)	158
Current tax expense (income)	(2,657)	(2,419)	(1,868)
Deferred tax
Origination and reversal of temporary differences	3	51	(65)
Changes in tax rates	(13)	609	(7)
Recognition of previously unrecognised losses brought forward	92	92	18
Deferred tax expense (income)	82	752	(54)
Total tax expense (income)	€ (2,575)	€ (1,667)	€ (1,922)